FORWARD FUNDS

Supplement dated October 15, 2014

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward U.S. Government

Money Market Fund (“No-Load Summary Prospectus”), Forward Funds Investor Class and Institutional

Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Advisor Class

Prospectus (“Load Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2014, as supplemented

IMPORTANT NOTICE REGARDING

CONVERSION OF CLASS SHARES,

ELIMINATION OF CERTAIN FEES AND

MODIFICATION OF EXCHANGE PRIVILEGE

The following information applies to the Forward U.S. Government Money Fund (the “Fund”) only:

Conversion of Class A, Class C and Class Z Shares

At a meeting held on September 15-16, 2014, the Board of Trustees of Forward Funds (the “Trust”) approved the conversion of the Fund’s Class A and Class C shares into Investor Class shares of the Fund. In addition, the Trust approved the conversion of the Fund’s Class Z shares into Institutional Class shares of the Fund.

Accordingly, effective December 15, 2014 (the “Conversion Date”), the Fund’s Class A and Class C shares will convert to Investor Class shares of the Fund. No contingent deferred sales charges (“CDSCs”) will be assessed at the time of conversion. Additionally, effective as of the Conversion Date, the Fund’s Class Z shares will convert to Institutional Class shares of the Fund. After the Conversion Date, the Fund’s Class A, Class C and Class Z shares will be closed to all future purchases and terminated.

Elimination of Shareholder Services Fees for Investor Class Shares and Administrative Fees for Institutional Class Shares

Effective December 15, 2014, shareholder services fees payable under the Fund’s Shareholder Services Plan for Investor Class shares and administrative fees payable under the Fund’s Administrative Plan for Institutional Class shares will be eliminated.

Accordingly, effective December 15, 2014, the following changes shall be made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund in the No-Load Summary Prospectus and the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	0.08%	0.08%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.23%	0.23%
Administrative Fees(2)	0.25%	N/A
Total Other Expenses	0.48%	0.23%
Total Annual Fund Operating Expenses	0.81%	0.31%
Fee Waiver and/or Expense Reimbursement	-0.25%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.56%	0.31%

(1)	Restated to reflect current fees and expenses.

(2)	The Fund’s investment advisor is contractually obligated to waive the fees payable under the Administrative Plan until April 30, 2015. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$57	$32
3 Years	$234	$100
5 Years	$425	$174
10 Years	$978	$393

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